LEASES - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Expenses from short-term leases	$ 355	$ 886
Expense relating to leases of low-value assets	29	155
Expense relating to variable lease payments	12,724	12,869
Income from subleasing right-of-use assets	$ 89	$ 109